Tax charge - 2021 and 2020 actual tax rate of relevant business operations (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Tax charge
Tax rate on adjusted operating profit	14.00%	21.00%
Tax rate on profit before tax	15.00%	28.00%
Hong Kong
Tax charge
Tax rate on adjusted operating profit	4.00%	3.00%
Tax rate on profit before tax	4.00%	13.00%
Indonesia
Tax charge
Tax rate on adjusted operating profit	20.00%	25.00%
Tax rate on profit before tax	20.00%	25.00%
Malaysia
Tax charge
Tax rate on adjusted operating profit	18.00%	20.00%
Tax rate on profit before tax	17.00%	22.00%
Singapore
Tax charge
Tax rate on adjusted operating profit	16.00%	16.00%
Tax rate on profit before tax	14.00%	16.00%
Growth markets and other
Tax charge
Tax rate on adjusted operating profit	14.00%	24.00%
Tax rate on profit before tax	18.00%	22.00%
Eastspring
Tax charge
Tax rate on adjusted operating profit	9.00%	12.00%
Tax rate on profit before tax	9.00%	12.00%
Other operations
Tax charge
Tax rate on adjusted operating profit	2.00%	(3.00%)
Tax rate on profit before tax	2.00%	(3.00%)